Geographic information (Tables)	12 Months Ended
Dec. 31, 2018
Geographic Information Tables
Revenues derived by geographic area
	2018	2017	2016
South and Central America (Bolivia)	$-	$-	$1,447,269
North America	-	-	-
	-	-	1,447,269